SEGMENT INFORMATION - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	€ 41,662	€ 44,912	€ 39,183
Cost of sales	(23,283)	(23,909)	(22,266)
Gross profit	18,379	21,002	16,917
Research and development expenses	(4,496)	(3,728)	(4,088)
Selling and marketing expenses	(9,279)	(10,850)	(10,551)
General and administrative expenses	(4,335)	(4,224)	(3,593)
Segment operating income (loss)	269	2,201	(1,315)
Total Assets	55,193	53,068
Goodwill	2,412	2,412
Product
Revenues	41,649	44,859	39,163
RPP's and leases
Revenues	4,745	5,747	5,086
Cost of sales	(2,601)	(3,000)	(2,557)
Spare parts and services
Revenues	9,382	9,001	9,007
Cost of sales	(5,732)	(5,467)	(5,655)
FDA [Member]
Revenues	41,662	44,912	39,183
Cost of sales	(23,283)	(23,909)	(22,266)
Gross profit	18,379	21,002	16,917
Research and development expenses	(4,496)	(3,728)	(4,088)
Selling and marketing expenses	(9,279)	(10,850)	(10,551)
General and administrative expenses	(4,335)	(4,224)	(3,593)
Total expenses	(18,110)	(18,802)	(18,232)
Segment operating income (loss)	269	2,201	(1,316)
Total Assets	55,193	53,068	48,740
Capital expenditures	2,011	1,532	1,928
Long-lived assets	9,801	10,971	8,013
Goodwill	2,412	2,412	2,412
FDA [Member] | Product
Revenues	27,523	30,111	25,070
FDA [Member] | RPP's and leases
Revenues	4,745	5,747	5,086
FDA [Member] | Spare parts and services
Revenues	9,382	9,001	9,007
FDA [Member] | Product and Services, Excluding Other
Revenues	41,649	44,859	39,163
FDA [Member] | Other revenues
Revenues	12	52	19
Operating Segments | High Intensity Focused Ultrasound (HIFU)
Revenues	11,438	14,144	11,044
Cost of sales	(5,144)	(6,152)	(5,312)
Gross profit	6,293	7,991	5,732
Research and development expenses	(2,583)	(1,962)	(2,394)
Selling and marketing expenses	(3,151)	(4,402)	(4,628)
General and administrative expenses	(1,005)	(1,168)	(1,036)
Total expenses	(6,738)	(7,533)	(8,057)
Segment operating income (loss)	(445)	459	(2,325)
Total Assets	16,279	16,665	13,648
Capital expenditures	1,144	915	1,154
Long-lived assets	3,706	4,096	2,855
Goodwill	645	645	645
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Product
Revenues	6,000	8,311	5,494
Operating Segments | High Intensity Focused Ultrasound (HIFU) | RPP's and leases
Revenues	3,594	4,162	3,750
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Spare parts and services
Revenues	1,831	1,618	1,780
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Product and Services, Excluding Other
Revenues	11,425	14,092	11,025
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Other revenues
Revenues	12	52	19
Operating Segments | Urology Devices and Services (ESWL)
Revenues	12,882	14,190	14,480
Cost of sales	(7,232)	(7,816)	(8,178)
Gross profit	5,649	6,374	6,302
Research and development expenses	(1,555)	(1,394)	(1,410)
Selling and marketing expenses	(2,052)	(2,441)	(2,357)
General and administrative expenses	(964)	(904)	(731)
Total expenses	(4,572)	(4,738)	(4,498)
Segment operating income (loss)	1,078	1,635	1,804
Total Assets	15,567	15,892	16,700
Capital expenditures	309	298	451
Long-lived assets	2,466	4,448	3,697
Goodwill	496	450	403
Operating Segments | Urology Devices and Services (ESWL) | Product
Revenues	6,248	6,715	7,069
Operating Segments | Urology Devices and Services (ESWL) | RPP's and leases
Revenues	927	1,426	1,254
Operating Segments | Urology Devices and Services (ESWL) | Spare parts and services
Revenues	5,707	6,048	6,157
Operating Segments | Urology Devices and Services (ESWL) | Product and Services, Excluding Other
Revenues	12,882	14,190	14,480
Operating Segments | Distribution (DISTRIB) Division [Member]
Revenues	17,342	16,578	13,657
Cost of sales	(10,906)	(9,941)	(8,775)
Gross profit	6,436	6,637	4,882
Research and development expenses	(358)	(372)	(285)
Selling and marketing expenses	(4,076)	(4,008)	(3,566)
General and administrative expenses	(900)	(854)	(580)
Total expenses	(5,335)	(5,233)	(4,431)
Segment operating income (loss)	1,102	1,404	451
Total Assets	20,795	16,500	13,149
Capital expenditures	557	319	324
Long-lived assets	3,628	2,427	1,462
Goodwill	1,271	1,317	1,364
Operating Segments | Distribution (DISTRIB) Division [Member] | Product
Revenues	15,274	15,084	12,505
Operating Segments | Distribution (DISTRIB) Division [Member] | RPP's and leases
Revenues	224	158	82
Operating Segments | Distribution (DISTRIB) Division [Member] | Spare parts and services
Revenues	1,844	1,335	1,070
Operating Segments | Distribution (DISTRIB) Division [Member] | Product and Services, Excluding Other
Revenues	17,342	16,578	13,657
Reconciling Items | EDAP Technomed Co Ltd. [Member]
General and administrative expenses	(1,465)		(1,247)
Total expenses	(1,465)		(1,247)
Segment operating income (loss)	(1,465)		(1,247)
Total Assets	€ 2,551	€ 4,012	€ 5,243